DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [abstract]
Disclosure of analysis of single amount of discontinued operations [text block]

The results of the discontinued operation, which were included in the profit (loss) for the year, were as follows:

2021
US$’000

Revenue	52,980
Cost of sales
Voyage expenses	(421)
Vessel operating costs	(1,942)
Other expenses	(61)
Cost of ship sale	(50,580)
Gross loss	(24)
Other operating expense	(2,986)
Administrative expense	(2,253)
Share of losses of joint ventures	(1)
Interest income	35
Interest expense	(649)
Loss before taxation	(5,878)
Income tax benefit	2,713
Net loss attributable to discontinued operation (attributable to the owners of the Company)	(3,165)

Cash flows relating to the discontinued operation of the tanker business were as follows:
Net cash flows from discontinued operation
Cash generated from operating activities	21,902
Cash generated from investing activities	962
Cash used in financing activities	(25,949)

Included in the income tax benefit for 2021 was the reversal of a tax provision of US$2,400,000. On the 7 May 2021, the United Kingdom Upper Tribunal found in the Group’s favour with respect to the tax dispute with Her Majesty’s Revenue & Customs service of the United Kingdom (“HMRC”). HMRC decided not to appeal the decision and a reversal of the tax provision was recorded in profit or loss in the line item ‘Income tax benefit (expense)’.